Income Tax (Details)		12 Months Ended
	Jun. 01, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Income Tax [Line Items]
Profits tax rates				$ 2,000,000
Two tired income tax rate		16.50%	16.50%	16.50%
Statutory corporate income tax rate		17.00%	17.00%	17.00%	17.00%	17.00%
Income tax (benefit) expense (in Dollars)		$ 1,128,672			$ 53,291	$ 620,142
Net operating losses carry forward (in Dollars)		$ 838,875			$ 409,891
Allowance on deferred tax assets rate		3.20%	3.20%	3.20%	(0.10%)	(0.10%)
Singapore [Member]
Income Tax [Line Items]
Applicable corporate income tax rate		17.00%	17.00%	17.00%
Singapore [Member] | First Taxable Income [Member]
Income Tax [Line Items]
Taxable income tax rate		75.00%	75.00%	75.00%
Taxable income are exempted from income tax		$ 7,474	$ 10,000
Singapore [Member] | Second Taxable Income [Member]
Income Tax [Line Items]
Taxable income tax rate		50.00%	50.00%	50.00%
Taxable income are exempted from income tax		$ 142,001	$ 190,000
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rates		$ 2,000,000
Two tired income tax rate		8.25%	8.25%	8.25%
Malaysia [Member]
Income Tax [Line Items]
Preferential tax rates		24.00%	24.00%	24.00%
Net operating losses carry forward (in Dollars)		$ 5,075,982			$ 2,378,580
Brazil [Member]
Income Tax [Line Items]
Applicable corporate income tax rate		25.00%	25.00%	25.00%
Taxable income are exempted from income tax		$ 240,000
Levied base rate		15.00%	15.00%	15.00%
Surtax rate		10.00%	10.00%	10.00%
United Kingdom [Member]
Income Tax [Line Items]
Statutory corporate income tax rate		25.00%	25.00%	25.00%
People’s Republic of China [Member]
Income Tax [Line Items]
Taxable income tax rate		25.00%	25.00%	25.00%
Dubai (United Arab Emirates) [Member]
Income Tax [Line Items]
Taxable income tax rate	9.00%
Taxable income are exempted from income tax	$ 375,000
United States [Member]
Income Tax [Line Items]
Statutory corporate income tax rate		21.00%	21.00%	21.00%
2Game Brazil [Member]
Income Tax [Line Items]
Net operating losses carry forward (in Dollars)		$ 199,508
Allowance on deferred tax assets rate		100.00%	100.00%	100.00%
Martiangear Pte. Ltd. (“Martiangear”) [Member]
Income Tax [Line Items]
Net operating losses carry forward (in Dollars)					$ 7,916	$ 5,874
Allowance on deferred tax assets rate					100.00%